INVESTMENTS (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Investments In Private Entities [Line Items]
Carrying Value		$ 2,869	$ 18,473
San Felasco Nurseries, LLC
Disclosure Of Detailed Information About Investments In Private Entities [Line Items]
Carrying Value	[1]	$ 0	$ 6,714
Ownership Interests	[1]	0.00%	7.00%
PWCT
Disclosure Of Detailed Information About Investments In Private Entities [Line Items]
Carrying Value	[2]	$ 0	$ 1,750
Ownership Interests	[2]	100.00%	18.00%
Dixie Brands, Inc.
Disclosure Of Detailed Information About Investments In Private Entities [Line Items]
Carrying Value	[3]	$ 2,317	$ 3,050
Ownership Interests	[3]	3.00%	7.00%
NYCANNA
Disclosure Of Detailed Information About Investments In Private Entities [Line Items]
Carrying Value	[4]	$ 0	$ 6,407
Ownership Interests	[4]	100.00%	20.00%
Kalyx Development, Inc
Disclosure Of Detailed Information About Investments In Private Entities [Line Items]
Carrying Value	[5]	$ 552	$ 552
Ownership Interests	[5]	9.00%	14.00%

[1]	In October 2018, the Company resigned as a manager of FLW, a consolidated entity in which the Company owned 44%, which in turn owned 15% of SFN. In connection, the Company exchanged its investment for a note receivable of $2,028 (see Note 7). The Company also issued warrants to FLW and recognized a loss of $1,423, recorded in Income from investments, net in the Consolidated Statements of Operations. The remaining $4,775 interest in FLW was eliminated through de-consolidation of the non-controlling interest in Other equity transactions in the Consolidated Statements of Shareholders' Equity.
[2]	The Company acquired 100% of PWCT during the year ended December 31, 2018 and recognized a gain on the previously-held interest. Refer to Note 4 for additional information.
[3]	During the year ended December 31, 2018, Dixie issued additional equity at $9.30 per unit and the Company exercised an option to convert an outstanding promissory note receivable of $200 into additional equity. The Company did not participate in this equity issuance, which diluted the Company's ownership percentage. The Company adjusts its carrying value based on the stock price at the balance sheet date.
[4]	The Company acquired 100% of NYCANNA during the year ended December 31, 2018 and recognized a gain on the previously held interest at the acquisition. Refer to Note 4 for further information. During the year prior to the acquisition, the Company recognized a gain of $6,094 in Income (loss) from investments, net in the Consolidated Statements of Operations, based on the review of comparable market transactions. This investment represented the Company's indirect interest in NYCANNA, a medical cannabis license holder in the State of New York formed on November 1, 2016. The Company has a 100% and 80% ownership interest in Impire State Holdings, LLC ("Impire") as at December 31, 2018 and December 31, 2017, respectively. Prior to the Company's acquisition of NYCANNA, Impire had a 50% ownership interest in NY Medicinal Research & Caring, LLC ("NYMRC"), which in turn had a 50% ownership interest in NYCANNA. As a result of this structure, Acreage indirectly had a 20% ownership interest in NYCANNA as at December 31, 2017 and could not exercise significant influence.
[5]	The Company reviewed investment-specific financial information provided by the investee as well as comparable market transactions and determined no material change to the investment's fair value was necessary.